Subsequent event (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Dividend and Redemption Payments

Estimated dividend and redemption payments due in the next five years and thereafter are:

2013	$802
2014	1,078
2015	1,046
2016	919
2017	870
Thereafter to 2031, including redemption amount	26,706

Less amounts representing interest	(13,216)

Final redemption of Class C Preferred Shares	$18,205